VIA EDGAR

May 26, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 811-04391
CIK No. 0000775180
Rule 497(j) Certification/PEA 116

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Class A, Class Z and Institutional Class Shares Prospectus, dated May 20, 2011, for the Old Mutual Copper Rock International Small Cap Fund (the “Prospectus”) and the Statement of Additional Information, dated July 27, 2010 as Supplemented through May 20, 2011, for the series portfolios of the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 116 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A, effective as of May 20, 2011 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7736.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills
OLD MUTUAL CAPITAL, INC.